Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions included within the condensed consolidated statements of operations are as follows, as discussed in detail below:

	Three Months Ended March 31,
	2025	2024
Research and development	$2,464,640	$7,813
General and administrative	$265,942	$12,608
Interest income	$59,178	$—
Interest expense	$50,785	$—